ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 189,646		¥ 220,035		$ 27,314
Allowance for doubtful accounts	(57)		(1,781)		(8)
Accounts receivable, net	189,589		218,254		$ 27,306
The movement in the allowance for doubtful accounts were as follows:
Balance at the beginning of the year	1,781	$ 257	2,281	¥ 3,091
Acquisition of CHS			167
Provisions for the year	1,066	154	2,925	700
Reversal of provisions from prior periods due to subsequent cash collection during the year			(749)	(1,510)
Amounts written off during the year	(2,790)	(403)	(2,843)
Balance at the end of the year	¥ 57	$ 8	¥ 1,781	¥ 2,281